Revenue - Remaining Performance Obligations (Details) $ in Millions	6 Months Ended
Mar. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ 54.2
Revenue remaining performance obligation percentage	51.60%
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period	13 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period	36 months